Property and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Property and Equipment, Net
Property and equipment, net consist of the following at December 31:

	2015	2014
Land	$193.8	$186.0
Landfill site costs	1,277.3	1,281.6
Vehicles	539.4	490.8
Containers	271.4	261.8
Machinery and equipment	141.2	134.4
Furniture and fixtures	21.0	24.1
Building and improvements	159.1	155.3
Construction in process	54.2	44.4
	2,657.4	2,578.4
Less: Accumulated depreciation on property and equipment	(500.4)	(411.8)
Less: Accumulated landfill airspace amortization	(507.1)	(502.7)
	$1,649.9	$1,663.9

Gross assets under capital lease amount to approximately $38.0 and $27.9 at December 31, 2015 and 2014, respectively. Amortization expense of assets under capital lease was $4.1 and $2.0 for years ended December 31, 2015 and 2014 and not significant for the year ended December 31, 2013.

Depreciation, landfill amortization and depletion expense for fiscal 2015, 2014 and 2013 was $216.3, $229.1 and $236.7, respectively.